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[Provident Institutional Funds Letterhead]
-------------------------------------------------------------------------------

Thomas A. Melfe
Chairman
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.

                                                               September 4, 1997

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of Municipal Fund for New York Investors, Inc. for the year ended July 31, 1997.

     The improved financial condition of New York State and the City of New York are highlighted in our Adviser's Annual Report. The safety and liquidity of your investment in our Fund are our primary concerns, and credit quality helps support both objectives.

     Please call your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432 if you have any questions. We welcome the opportunity to serve you.

                                            Sincerely,
                                            /s/ Thomas A. Melfe
                                            Thomas A. Melfe
                                              Chairman

                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT

     New York's budget battles this year were of a decidedly more optimistic character than in previous years. A stronger than projected performance by the State's economy, together with the effects from an array of past budget measures including tax cuts, reduction in the State payroll, and a friendlier environment for business, combined to produce a cash surplus in the neighborhood of $1.4 billion dollars. The State, already leading the nation in tax reduction, has written further tax relief into the new budget, particularly in the area of property taxes, and has made a major commitment to upgrading the education system. Governor Pataki, in his budget address earlier this year, made optimistic reference to a New York State on the comeback trail, reaping the rewards of two years of tough fiscal discipline and closing in on the elusive goal of eliminating structural deficits.

     The City of New York logged a record budget surplus of its own this year, riding a wave of rising revenues produced largely by Wall Street profits from a continuing stock market boom, and increases in tourism. Mayor Giuliani's new budget proposals offer relief from the austerity of the past few years, envisioning no further downsizing of the City workforce, and a reduction in taxes. Part of the surplus would be used to pay down debt. The City is nearing its constitutional limit on issuance of general obligation debt and, as a consequence, may require aid for capital improvements financing from the New York City Transitional Finance Authority, an agency created for that purpose by the State. The City's progress in dealing with its structural deficits, like that of the State, relies heavily on continued growth in the national economy.

     The annual spring financing issue of New York State tax and revenue anticipation notes, once the largest issue in the short term tax exempt market, has not been an item on the note calendar since the State bonded out its deficit a number of years ago. The approximately $2.4 billion of New York City tax anticipation notes and revenue anticipation notes issued last August and October matured in February, April and June of this year, and new notes are not expected until early October. New York Money Fund has continued to accumulate positions in some small school district issues often overlooked by other buyers due to their size -- a strategy that has worked well in the past. The notes have been acquired at attractive levels and are generally held to maturity, although some of the holdings were sold earlier this year. Average weighted maturity for the Fund has generally been in the 45-55 day range for the past twelve month period except for the beginning of the calendar year when cash inflows dropped it into the 30 to 40 day range. Total net assets for the Fund on July 31, 1997 stood at $270,969,326.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                              NEW YORK MONEY FUND
                     MUNICIPAL FUND FOR NEW YORK INVESTORS
                            Statement of Net Assets
                                 July 31, 1997

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
NEW YORK -- 91.3%
  Albany City School District BAN
   4.375%................07/10/98    $ 1,825   $  1,832,825

  Babylon GO Bonds Series 1994B
   MB (AMBAC Insurance)
   4.875%................01/15/98      2,200      2,210,917

  Beacon City BAN
   4.25%.................05/04/98      1,100      1,102,809

  City of New York GO DN (FGIC
   Insurance) (A-1+, VMIG-1)**
   3.60%.................08/01/97        600        600,000

  City of New York GO Series D-22
   DN (FGIC Insurance) (A-1+,
   VMIG-1)**
   3.65%.................08/07/97     11,600     11,600,000

  City of New York GO Series F-5
   DN (Mitsubishi Bank LOC)
   (A-1+, VMIG-1)**
   3.55%.................08/07/97      3,300      3,300,000

  City of New York GO Series
   1995F-2 DN (Toronto Dominion
   LOC) (A-1+, VMIG-1)**
   3.55%.................08/07/97        500        500,000

  City of New York GO Series
   1995F-3 DN (Landesbank Hessen
   LOC) (A-1, VMIG-1)**
   3.60%.................08/07/97      2,200      2,200,000

  City of New York GO Series
   1995F-4 DN (A-1+, VMIG-1)**
   3.55%.................08/07/97      1,100      1,100,000

  City of New York GO Series
   1995F-6 DN (Morgan Guaranty
   LOC) (A-1+, VMIG-1)**
   3.60%.................08/07/97      3,400      3,400,000

  City of New York Housing
   Development Corporation
   (Columbus Gardens Project)
   Series 1993A DN (Citibank LOC)
   (A-1)**
   3.55%.................08/07/97      4,385      4,385,000

  City of New York Housing
   Development Corporation (East
   96th St. Project) DN
   (Mitsubishi Bank LOC) (A-1+,
   VMIG-1)**
   3.70%.................08/07/97      2,000      2,000,000

  City of New York Housing
   Development Corporation
   (Queenswood Apartment Project)
   DN (Sumitomo Bank LOC)
   (VMIG-1)**
   3.60%.................08/07/97      2,525      2,525,000


     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
  City of New York Housing
   Development Corporation DN
   (Federal National Mortgage
   Association LOC) (A-1+)**
   3.45%.................08/07/97    $   200   $    200,000

  City of New York IDA (Columbia
   Grammar & Preparatory School
   Civic Facility) RB Series 1994
   DN (Chemical Bank LOC) (A-1)**
   3.45%.................08/07/97        300        300,000

  City of New York IDA Tender
   Notes (La Guardia Associates)
   Series 1985 DN Banque Indosuez
   LOC)(P-1)**
   3.70%.................08/06/97     10,200     10,200,000

  City of New York IDA Tender
   Notes Field Hotel Association
   (JFK Project) DN (Banque
   Indosuez LOC) (P-1)**
   3.70%.................08/07/97     12,450     12,450,000

  City of New York Municipal
   Assistance Corporation (Public
   Benefit Corporation of The
   State of New York) Series
   1991K DN (Bayerische
   Landesbank Girozentrale LOC)
   (A-1+, VMIG-1)**
   3.65%.................08/07/97      3,200      3,200,000

  City of New York Tender Option
   Bond DN (MBIA Insurance)
   (VMIG-1)**
   3.73%.................08/07/97      7,000      7,000,000

  City of New York Trust For
   Cultural Resources (American
   Museum of Natural History)
   Series 1993A DN (MBIA
   Insurance) (A-1+, VMIG-1)**
   3.60%.................08/07/97        400        400,000

  City of New York Trust For
   Cultural Resources (Carnegie
   Hall) Series 1985 DN
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1,
   VMIG-1)**
   3.65%.................08/07/97      9,250      9,250,000

  City of New York Trust For
   Cultural Resources (Carnegie
   Hall) Series 1990 DN
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1,
   VMIG-1)**
   3.65%.................08/07/97      4,400      4,400,000


                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
City of New York Trust For
Cultural Resources (The Museum of
Broadcasting) Series 1989 DN
(Sumitomo Bank LOC) (A-1+,
VMIG-1)**
3.55%....................08/07/97   $ 7,200   $  7,200,000

  Dormitory Authority of The
   State of New York (Beverwyck,
   Inc.) DN (Banque Paribas LOC)
   (P-1)**
   3.70%.................08/07/97     6,900      6,900,000

  Dormitory Authority of The
   State of New York
   (Metropolitan Museum of Art)
   Series 1993A DN (A-1+,
   VMIG-1)**
   3.50%.................08/07/97     1,720      1,720,000

  Dormitory Authority of The
   State of New York RB (Memorial
   Sloan-Kettering Cancer Center)
   TECP (Chemical Bank LOC) (A-1,
   VMIG-1)
   3.70%.................09/15/97     2,140      2,140,000

  Dormitory Authority of The
   State of New York RB (Memorial
   Sloan-Kettering Cancer Center)
   TECP (Morgan Guaranty LOC)
   (A-1+, P-1)
   3.75%.................08/29/97       800        800,000

  Dormitory Authority of The
   State of New York TECP
   (Dai-Ichi Kangyo LOC) (A-1,
   P-1)
   3.85%.................08/15/97     8,135      8,135,000

   3.85%.................09/15/97     1,414      1,414,000

  East Irondequiot Central School
   District BAN Series 1997
   4.125%................01/21/98     1,260      1,262,156

  Galway Central School District
   BAN
   4.125%................06/18/98     4,000      4,009,287

  Metropolitan Transportation
   Authority Commuter Facilities
   Series 1991 DN (Morgan
   Guaranty LOC) (A-1+, VMIG-1)**
   3.65%.................08/07/97    19,900     19,900,000

  Monroe County IDA (Canal Ponds
   Business Park Project) Series
   1995D DN (Fleet Bank LOC)
   (A-1, VMIG-1)**
   3.60%.................08/07/97     5,150      5,150,000

  Monroe County IDRB (Emerson
   Electric) MB (VMIG-1)
   3.78%.................07/01/98     2,290      2,290,000

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
  Montgomery County IDRB (Service
   Merchandise Company) DN
   (Barclays Bank LOC) (A-1+,
   VMIG-1)**
   3.75%.................08/15/97   $ 4,700   $  4,700,000

  Nassau County GO General
   Improvement Bonds Series V MB
   (AMBAC Insurance)
   5.125%................03/01/98     3,000      3,025,334

  New Paltz Central School
   District BAN
   4.125%................06/15/98     5,000      5,009,854

  New York Local Government
   Assistance Corporation Bonds
   Series 1995D DN (Societe
   Generale LOC) (A-1+, VMIG-1)**
   3.55%.................08/07/97     8,700      8,700,000

  New York State Energy, Research
   & Development Authority PCRB
   (Lilco Project) Series A
   MB(Deutsche Bank LOC) (VMIG-1)
   3.60%.................03/01/98    10,000     10,000,000

  New York State Energy, Research
   & Development Authority PCRB
   (New York State Electric & Gas
   Corporation) MB (Union Bank of
   Switzerland LOC) (VMIG-1,
   A-1+)
   3.60%.................12/01/97     2,065      2,065,000

  New York State Energy, Research
   & Development Authority PCRB
   (New York State Electric & Gas
   Corporation) Series 1985A MB
   (Morgan Guaranty LOC) (A-1+,
   P-1)
   3.65%.................03/15/98     5,000      5,000,000

  New York State Energy, Research
   & Development Authority PCRB
   (New York State Electric & Gas
   Corporation) Series 1985B MB
   (Union Bank of Switzerland
   LOC) (VMIG-1, A-1+)
   3.75%.................10/15/97     2,000      2,000,000

  New York State Energy, Research
   & Development Authority PCRB
   (Rochester Gas & Electric) DN
   (Bank of New York LOC) (A-1,
   VMIG-1)**
   3.55%.................08/01/97    11,500     11,500,000


                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
New York State Environmental
Quality GO Series 1997A TECP
(Bayerische Landesbank
Girozentrale LOC) (A-1+, P-1)
3.45%....................08/29/97   $ 5,000   $  5,000,000

   3.75%.................08/29/97       500        500,000

  New York State Housing Finance
   Agency (State University
   Construction) Series A MB
   (Escrowed In U.S. Treasuries)
   7.25%.................05/01/98       525        537,373

  New York State Housing Finance
   Agency Multifamily Housing RB
   Series 1988A DN (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.60%.................08/07/97       700        700,000

  New York State Housing Finance
   Authority (Normandie Court I)
   Series 1991A DN (Societe
   Generale LOC) (A-1+, VMIG-1)**
   3.50%.................08/07/97     6,500      6,500,000

  New York State Job Development
   Authority Series A DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.80%.................08/01/97       785        785,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984C DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   4.00%.................08/01/97     6,375      6,375,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984D DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   4.00%.................08/01/97       290        290,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984E DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   4.00%.................08/01/97     1,310      1,310,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984F DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   4.00%.................08/01/97     1,740      1,740,000

  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984G DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   4.00%.................08/01/97     2,280      2,280,000

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984H DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   4.00%.................08/01/97   $ 1,235   $  1,235,000

  New York State Power Authority
   Revenue & General Purpose
   Bonds MB (A-1, VMIG-1)
   3.50%.................09/01/97    15,300     15,300,000

  New York State Power Authority
   TECP (A-1, P-1)
   3.90%.................08/15/97     1,500      1,500,000

  Niagara Falls Toll Bridge
   Series 1993A DN (FGIC
   Insurance) (A-1+, VMIG-1)**
   3.60%.................08/07/97       300        300,000

  Suffolk County Water Authority
   BAN DN (Bank of Nova Scotia
   LOC) (VMIG-1)**
   3.65%.................08/07/97     2,200      2,200,000

  Triborough Bridge & Tunnel
   Authority DN (FGIC Insurance)
   (A-1+, VMIG-1)**
   3.60%.................08/07/97       700        700,000

  West Babylon Union Free School
   District TAN
   4.25%.................06/25/98     3,000      3,008,023
                                              ------------
                                               247,337,578
                                              ------------


PUERTO RICO -- 8.5%
  Puerto Rico Government
   Development Bank Series 1985
   DN (Credit Suisse LOC) (A-1+,
   VMIG-1)**
   3.25%.................08/07/97    11,500     11,500,000

  Puerto Rico Highway &
   Transportation Authority RB
   Series X DN (Landesbank
   Hessen-Thuringen LOC) (A-1+,
   VMIG-1)**
   3.25%.................08/07/97     2,400      2,400,000

  Puerto Rico Industrial, Medical
   & Higher Education Revenue
   Bonds (InterAmerican
   University of Puerto Rico)
   Series 1988 MB(Bank of Tokyo
   LOC) (VMIG-1)
   3.70%.................08/15/97     3,200      3,200,000


                      NEW YORK MONEY FUND
               Statement of Net Assets (Concluded)
     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
PUERTO RICO (CONTINUED)
  Puerto Rico Medical, Higher
   Education & Environmental PCRB
   (Ana G. Mendez Educational
   Foundation Project) DN (Bank
   of Tokyo LOC) (A-1+, VMIG-1)**
   3.65%.................08/07/97   $ 5,900   $  5,900,000
                                               -----------
                                                23,000,000
                                               -----------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $270,337,578*)............... 99.8%    270,337,578

OTHER ASSETS IN EXCESS OF
  LIABILITIES........................  0.2%        631,748
                                       ----    -----------

NET ASSETS (Equivalent to $1.00
  per share based on 269,846,128
  Money Shares and 1,148,298
  Dollar Shares of capital stock
  outstanding).......................100.0%   $270,969,326
                                     ======   ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($270,969,326 / 270,994,426).......................$1.00
                                                     =====
-------------
 * Aggregate cost for federal income tax purposes is
   substantially the same.

** Variable rate demand notes -- The interest rate shown is as of July 31, 1997 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owed can be recovered through demand.

  The Moody's Investors Service, Inc. and Standard &
  Poor's Ratings Group ratings indicated are believed to
  be the most recent ratings available at July 31, 1997.
  The ratings have not been verified by the Independent
  Accountants and, therefore, are not covered by the
  Report of the Independent Accountants.
---------------------------------------------------------

                              NEW YORK MONEY FUND
                           SUPPLEMENTARY INFORMATION
                         Maturity Schedule of Portfolio
                                 July 31, 1997

          MATURITY
           PERIOD            PAR          PERCENTAGE
       -------------     ------------     ---------
            1-30 days    $208,130,000        77.0%
           31-60 days      18,854,000         7.0%
           61-90 days       2,000,000         0.7%
         121-150 days       2,065,000         0.8%
        Over 150 days      39,200,000        14.5%
        Average Weighted Maturity of Portfolio -- 48 days
---------------------------------------------------------

INVESTMENT ABBREVIATIONS:
BAN      Bond Anticipation Note
DN       Demand Note
GO       General Obligation
IDA      Industrial Development Authority
IDRB     Industrial Development Revenue Bond
LOC      Letter of Credit
MB       Municipal Bond
PCRB     Pollution Control Revenue Bond
RB       Revenue Bond
TAN      Tax Anticipation Note
TECP     Tax-Exempt Commercial Paper

                       See Notes to Financial Statements

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                            Statement of Operations
                            Year Ended July 31, 1997

Investment income:
  Interest income........................................................        $10,099,414
                                                                                 -----------
Expenses:
  Investment advisory fees...............................................            570,789
  Administration fees....................................................            570,789
  Legal fees.............................................................             48,723
  Audit fees.............................................................             38,712
  Directors' and officer's fees and expenses.............................             35,060
  Custodian fees.........................................................             72,432
  Transfer agent fees....................................................             29,640
  Printing...............................................................             11,870
  Shareholder computer access program....................................             12,790
  Miscellaneous..........................................................             19,924
                                                                                 -----------
                                                                                   1,410,729
  Fees waived by Investment Adviser and Administrators...................           (840,068)
                                                                                 -----------
                                                                                     570,661
  Service Organization fees: Dollar Shares...............................              8,458
                                                                                 -----------
     Total expenses......................................................            579,119
                                                                                 -----------
     Net investment income...............................................          9,520,295
Realized gain on investments:
  Net realized gain on investments sold..................................              6,328
                                                                                 -----------
Net increase in net assets resulting from operations.....................        $ 9,526,623
                                                                                 ===========

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                      Statements of Changes in Net Assets

                                                                  YEAR ENDED      YEAR ENDED
                                                                 JULY 31, 1997   JULY 31, 1996
                                                                 -------------   -------------
Increase (decrease) in net assets:
  Operations:
     Net investment income...................................    $   9,520,295   $   8,839,249
     Net realized gain on investments sold...................            6,328               4
                                                                  ------------    ------------
     Net increase in net assets resulting from operations....        9,526,623       8,839,253
                                                                  ------------    ------------
  Dividends to shareholders from net investment income:
     Money Shares............................................       (9,414,149)     (8,838,972)
     Dollar Shares...........................................         (106,146)           (277)
     Plus Shares.............................................               --              --
                                                                  ------------    ------------
     Total dividends to shareholders.........................       (9,520,295)     (8,839,249)
                                                                  ------------    ------------
  Increase (decrease) in net assets from Fund share
     transactions............................................       (1,201,801)     25,514,513
                                                                  ------------    ------------
     Net increase (decrease) in net assets...................       (1,195,473)     25,514,517
Net assets:
  Beginning of period........................................      272,164,799     246,650,282
                                                                  ------------    ------------
  End of period..............................................    $ 270,969,326   $ 272,164,799
                                                                  ============    ============

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    MONEY SHARES
                                                    -----------------------------------------------------------------------------
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                    JULY 31, 1997   JULY 31, 1996   JULY 31, 1995   JULY 31, 1994   JULY 31, 1993
                                                    -------------   -------------   -------------   -------------   -------------
Net Asset Value, Beginning of Period..............    $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
                                                        -------         -------         -------         -------         -------
  Income From Investment Operations:
     Net Investment Income........................       0.0334          0.0339          0.0338          0.0226          0.0230
                                                        -------         -------         -------         -------         -------
  Less Distributions:
     Dividends to Shareholders from Net Investment
       Income.....................................      (0.0334)        (0.0339)        (0.0338)        (0.0226)        (0.0230)
                                                        -------         -------         -------         -------         -------
Net Asset Value, End of Period....................    $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
                                                        =======         =======         =======         =======         =======
Total Return......................................         3.39%           3.44%           3.43%           2.29%           2.33%
Ratios/Supplemental Data:
     Net Assets, End of Period $(000).............      269,821         272,145         246,650         279,483         204,670
     Ratio of Expenses to Average Daily Net
       Assets(1)..................................         0.20%           0.20%           0.20%           0.20%           0.25%

     Ratio of Net Investment Income to Average
       Daily Net Assets...........................         3.34%           3.37%           3.36%           2.28%           2.31%

---------------

(1) Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Money Shares for the years ended July 31, 1997, 1996, 1995, 1994 and 1993 were .49%, .50%, .49%, .48% and .51%, respectively.

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  DOLLAR SHARES
                                                 --------------------------------------------------------------------------------
                                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                  YEAR ENDED        JULY 31,         JULY 31,         JULY 31,       YEAR ENDED
                                                 JULY 31, 1997      1996(3)          1995(3)          1994(3)       JULY 31, 1993
                                                 -------------   --------------   --------------   --------------   -------------
Net Asset Value, Beginning of Period...........    $    1.00        $   1.00         $   1.00         $   1.00        $    1.00
                                                    --------        --------            -----         --------         --------
  Income From Investment Operations:
     Net Investment Income.....................       0.0309          0.0089             0.00           0.0127           0.0205
                                                    --------        --------            -----         --------         --------
  Less Distributions:
     Dividends to Shareholders from Net
       Investment Income.......................      (0.0309)        (0.0089)            0.00          (0.0127)         (0.0205)
                                                    --------        --------            -----         --------         --------
Net Asset Value, End of Period.................    $    1.00        $   1.00         $   1.00         $   1.00        $    1.00
                                                    ========        ========            =====         ========         ========
Total Return...................................         3.14%           3.05%(2)           --             1.96%(2)         2.08%
Ratios/Supplemental Data:
     Net Assets, End of Period $(000)..........        1,148              20               --               --           46,509
     Ratio of Expenses to Average Daily Net
       Assets(1)...............................          .45%            .45%(2)           --             0.45%(2)         0.50%
     Ratio of Net Investment Income to Average
       Daily Net Assets........................         3.09%           3.07%(2)           --             1.94%(2)         2.06%

---------------

(1) Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Dollar Shares for the years ended July 31, 1997, 1996, 1994 and 1993 were .74%, .75% (annualized), .73% (annualized) and
    .76%, respectively.

(2) Annualized.

(3) There were no Dollar Shares outstanding during the period from March 28, 1994 to April 14, 1996.

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   PLUS SHARES
                                                 --------------------------------------------------------------------------------
                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                    JULY 31,         JULY 31,         JULY 31,       YEAR ENDED      YEAR ENDED
                                                    1997(3)          1996(3)          1995(3)       JULY 31, 1994   JULY 31, 1993
                                                 --------------   --------------   --------------   -------------   -------------
Net Asset Value, Beginning of Period...........     $   1.00         $   1.00         $   1.00        $    1.00       $    1.00
                                                       -----            -----         --------         --------        --------
  Income From Investment Operations:
     Net Investment Income.....................         0.00             0.00           0.0090           0.0201          0.0205
                                                       -----            -----         --------         --------        --------
  Less Distributions:
     Dividends to Shareholders from Net
       Investment Income.......................         0.00             0.00          (0.0090)         (0.0201)        (0.0205)
                                                       -----            -----         --------         --------        --------
Net Asset Value, End of Period.................     $   1.00         $   1.00         $   1.00        $    1.00       $    1.00
                                                       =====            =====         ========         ========        ========
Total Return...................................           --               --             2.69%(2)         2.04%           2.08%
Ratios/Supplemental Data:
     Net Assets, End of Period $(000)..........           --               --               --              435           1,481
     Ratio of Expenses to Average Daily Net
       Assets(1)...............................           --               --             0.45%(2)         0.45%           0.50%
     Ratio of Net Investment Income to Average
       Daily Net Assets........................           --               --             2.64%(2)         2.03%           2.06%

---------------

(1) Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Plus Shares for the years ended July 31, 1995, 1994 and 1993 were .73% (annualized), .73% and .76%, respectively.

(2) Annualized.

(3) There were no Plus Shares outstanding during the period from December 2, 1994 to July 31, 1997.

                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

1. General Information

  Municipal Fund for New York Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company offers three series of shares--New York Money ("Money"), New York Money Dollar ("Dollar"), and New York Money Plus ("Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio of the Company and are identical in all respects except that the Dollar and Plus Shares bear the service fees described below and are entitled to vote separately on matters relating to these fees.

  Dollar Shares are sold pursuant to a non-12b-1 Shareholder Services Plan to institutions other than broker/dealers, and Plus Shares are sold pursuant to a 12b-1 Services Plan only to broker/dealers which enter into agreements with the Company requiring them to provide certain support services to their customers in consideration of the Company's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Dollar and Plus shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus Shares may be requested to provide assistance in connection with the distribution of such shares. Money Shares are sold to institutional investors who choose not to enter into such servicing agreements with the Company.

  Certain New York municipal obligations in the Company's portfolio may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State and of New York law on these obligations must be considered.

2. Significant Accounting Policies

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

  Portfolio valuation--Portfolio securities of the Company are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  Securities transactions and investment income--Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

  Dividends and distributions to shareholders--It is the policy of the Company to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

  Federal taxes--No provision is made for federal income or excise taxes since the Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

  The Company has entered into an Investment Advisory Agreement with PNC Institutional Man-agement Corporation (the "Investment Adviser"), an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"). PNC Bank serves as the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement. Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the Company, computed daily and payable monthly, at an annual rate of
 .20% of the Company's average daily net assets.

  Provident Distributors, Inc. ("PDI") is the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

  The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of the Company's average daily net assets.

  The Investment Adviser and Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Company for its operating expenses to the extent necessary to ensure that its annual operating expense ratio (excluding fees paid to Service Organizations pursuant to Servicing Agreements) does not exceed .20% of the Company's average daily net assets.

  For the year ended July 31, 1997, the Investment Adviser and Administrators voluntarily waived fees totaling $840,068.

  Expenses include legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

  PNC Bank is the Company's custodian and PFPC is transfer agent.

  Service Organization fees of $8,408 were paid to affiliates of PNC Bank for the year ended July 31, 1997.

4. Fund Shares
  Since the Company has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares is the same as the following amounts for such transactions.

                           YEAR              YEAR
                           ENDED             ENDED
                       JULY 31, 1997     JULY 31, 1996
                      ---------------   ---------------
Sold
  Money shares....... $ 1,249,241,950   $ 1,050,446,668
  Dollar shares......      61,700,122            40,000
  Plus shares........              --                --
Issued as
  reinvestments
  of dividends
  Money shares.......         396,348           143,673
  Dollar shares......          45,758                --
  Plus shares........              --                --
Redeemed
  Money shares.......  (1,251,968,397)   (1,025,095,828)
  Dollar shares......     (60,617,582)          (20,000)
  Plus shares........              --                --
                      ---------------   ---------------
Net increase
  (decrease)......... $    (1,201,801)  $    25,514,513
                      ===============   ===============

  The authorized capital of the Company consists of 1.4 billion Money Shares, 300 million Dollar Shares and 300 million Plus Shares, each with a par value of $.001 per share.

  On July 31, 1997, five shareholders held approximately 73% of the outstanding shares of the New York Money Fund.

5. Capital Loss Carryover

  At July 31, 1997, a capital loss carryover of $23,663, expiring at various times from 1998-2001, was available to offset possible future capital gains.

  At July 31, 1997, a reduction of $1,437 was made to accumulated net realized loss on investments and to paid-in capital to reflect the expiration of a capital loss carryover for federal income tax purposes.

6. Net Assets

  At July 31, 1997, net assets consisted of the following:

Paid-in capital............... $270,992,989
Accumulated net realized loss
  on investments..............      (23,663)
                               ------------
Total Net Assets.............. $270,969,326
                               =============

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Municipal Fund for New York Investors, Inc.

We have audited the accompanying statement of net assets of Municipal Fund for New York Investors, Inc. as of July 31, 1997 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held by the custodian as of July 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Fund for New York Investors, Inc. as of July 31, 1997, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
August 27, 1997

DIRECTORS
  Thomas A. Melfe
    Chairman
  Francis E. Drake, Jr.
  Rodney D. Johnson
  Anthony M. Santomero

OFFICERS
  Edward J. Roach
    President and Treasurer
  Morgan R. Jones
    Secretary

INVESTMENT ADVISER
  PNC Institutional Management Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809

CO-ADMINISTRATORS
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809

  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

DISTRIBUTOR
  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

TRANSFER AGENT
  PFPC Inc.
  P.O. Box 8950
  Wilmington, DE 19885-9628

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Company, which contains information concerning its investment policies as well as other pertinent information.

PIF-A-012

                              NEW YORK MONEY FUND

                            An Investment Portfolio
                                   Offered by
                               Municipal Fund for
                            New York Investors, Inc.
                      [PROVIDENT INSTITUTIONAL FUNDS LOGO]
                         Annual Report to Shareholders
                                 July 31, 1997